SCHEDULE OF RECONCILIATION OF CONVERTIBLE DEBENTURE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Convertible Debenture
Balance, beginning of the year				$ 4,905,334
Issuance			10,000,000
Accretion expense		$ 42,026		203,918
Interest expense			1,941,743	338,011
Issuance costs			(446,682)
Foreign exchange effect on convertible debenture			(368,197)	154,109
Converted into Subordinate Voting Shares (1)			(11,126,864)	(5,601,372)
Balance, end of the year